Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	June 30,	December 31,
	2020	2019
	unaudited

Vacation, convalescence and bonus accruals	$253	$318
Employees and payroll related	265	274
Short term operating lease liabilities	123	123
Accrued expenses and other	1,320	1,470
	$1,961	$2,185